Inventory	12 Months Ended
Dec. 31, 2010
INVENTORY

2. INVENTORY

As of December 31, 2010, 75% of the Company's inventory was valued using average cost, 23% was determined using the FIFO method and the remaining inventory was valued using the specific identification method. The following table summarizes our inventory balances as of December 31, 2010 and 2009:

	December 31,
	2010	2009

	(in millions)
Coal, fuel oil and other raw materials	$276	$229
Spare parts and supplies	286	250
Total	$562	$479